Audit Information	12 Months Ended
Jun. 30, 2025
Auditor [Table]
Auditor Name	UHY LLP
Auditor Firm ID	1195
Auditor Location	New York, New York
Auditor Opinion [Text Block]

Opinion on the Combined and Consolidated Financial Statements

We have audited the accompanying combined and consolidated balance sheets of Intercont (Cayman) Limited and its subsidiaries (the “Company”) as of June 30, 2025 and 2024, and the related combined and consolidated statements of income, changes in shareholders’ equity, and cash flows for each of the three years in the period ended June 30, 2025, and the related notes (collectively referred to as the “combined and consolidated financial statements”). In our opinion, the combined and consolidated financial statements present fairly, in all material respects, the financial position of the Company as of June 30, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended June 30, 2025, in conformity with accounting principles generally accepted in the United States of America.